Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of Movement in Intangible Assets

	2021

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	43,319	1,307	73,598	120	118,344

Accumulated amortisation and impairment		(885)	(2,116)		(3,001)

Net book value at 1 January	43,319	422	71,482	120	115,343

Differences on exchange	(68)	(3)	640	–	569

Additions

– internal development	–	–	–	139	139

– separately acquired	–	–	60	33	93

Reallocations	–	118	18	(136)	–

Amortisation charge	–	(116)	(319)	–	(435)

Impairment	(57)	(13)	(14)	–	(84)

31 December

Cost	43,194	1,266	74,227	156	118,843

Accumulated amortisation and impairment		(858)	(2,360)		(3,218)

Net book value at 31 December	43,194	408	71,867	156	115,625

	2020

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	44,316	1,207	75,726	115	121,364

Accumulated amortisation and impairment		(780)	(1,797)		(2,577)

Net book value at 1 January	44,316	427	73,929	115	118,787

Differences on exchange	(824)	(3)	(2,252)	–	(3,079)

Additions

– internal development	–	–	–	142	142

– acquisitions (note 27)	36	–	39	–	75

– separately acquired	–	–	103	13	116

Reallocations	–	127	23	(150)	–

Amortisation charge	–	(121)	(338)	–	(459)

Impairment	(209)	(8)	(22)	–	(239)

31 December

Cost	43,319	1,307	73,598	120	118,344

Accumulated amortisation and impairment		(885)	(2,116)		(3,001)

Net book value at 31 December	43,319	422	71,482	120	115,343

Schedule of Cash Generating Unit
The number of cash-generating units in AMSSA and ENA reduced by one as a result of the 2020 impairment of goodwill in Twisp and Blue Nile (note 12(e)(iv)).

	2021		2020

	Carrying amount £m	Pre-tax discount rate %	Carrying amount £m	Pre-tax discount rate %

Cash-generating unit

Reynolds American	33,021	8.4	32,719	7.6

Europe	5,362	6.1	5,639	6.2

Canada	2,345	19.3	2,304	19.1

Australia	719	6.8	756	7.9

South Africa	512	14.6	552	11.5

Singapore	352	8.2	356	9.6

GTR	233	7.7	241	6.5

Malaysia	226	11.2	232	10.3

Peru	91	10.7	145	9.5

Other	333	6.8	375	7.8

Total	43,194		43,319
Included within ‘Other’ above is goodwill arising on various acquisitions that have been allocated to eight cash-generating units which are, individually, insignificant. The pre-tax discount rate represents the weighted average pre-tax discount rate.

Summary of Headroom and Impairment Charge Recognised if Assumptions Used in Value-in-use Calculation Changed
The table below shows the headroom and the impairment charge that would be recognised if the assumptions used in the value-in-use calculation were changed:

	Carrying		Increase in				Increase in
	amount of		discount		Decrease in		terminal
	CGU	Headroom	rate	1	cash flows	1	value	1
	£m	£m	£m		£m		£m

			Change in headroom/impairment charge

Cash-generating unit

Peru 1	91	–	(14)		(10)		(11)
Note:

1.
Peru: reasonably possible changes in key assumptions that would result in additional impairment would be a 1.6% increase in the pre-tax discount rate, a 10% decrease in forecast cash flows reflecting a permanent loss in volumes arising from the COVID-19 pandemic or a 1% increase in terminal decline.

Schedule of Impairment Charge From Possible Change in Assumptions

	Reynolds American goodwill %	Newport %	Camel %

Assumptions

Decrease in revenue by	7.2	15.1	15.2

Increase in pre-tax discount rate by	1.6	2.5	2.9

Decrease in terminal value rate by	1.4	5.1	5.6